Distribution Date:	10/18/24	CSAIL 2017-C8 Commercial Mortgage Trust
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	8
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	9	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	10		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	11				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	12-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	17-18	Representations Reviewer
Mortgage Loan Detail (Part 2)	19-20		David Rodgers	(212) 230-9090
Principal Prepayment Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595BAA9	1.930150%	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595BAB7	2.985510%	163,585,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595BAE1	3.185740%	30,449,000.00	16,137,368.67	510,187.02	42,841.22	0.00	0.00	553,028.24	15,627,181.65	39.70%	30.00%
A-3	12595BAC5	3.126580%	142,336,000.00	128,555,281.06	0.00	334,948.64	0.00	0.00	334,948.64	128,555,281.06	39.70%	30.00%
A-4	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00	39.70%	30.00%
A-S	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00	25.52%	19.63%
B	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00	18.00%	14.13%
C	12595BAJ0	4.261313%	33,457,000.00	33,457,000.00	0.00	118,808.95	0.00	0.00	118,808.95	33,457,000.00	12.36%	10.00%
D	12595BAK7	4.411313%	32,442,000.00	32,442,000.00	0.00	119,259.84	0.00	0.00	119,259.84	32,442,000.00	6.89%	6.00%
E	12595BAM3	4.411313%	18,248,000.00	18,248,000.00	0.00	67,081.36	0.00	0.00	67,081.36	18,248,000.00	3.82%	3.75%
F	12595BAP6	4.411313%	7,097,000.00	7,097,000.00	0.00	26,089.24	0.00	0.00	26,089.24	7,097,000.00	2.62%	2.88%
NR	12595BAR2	4.411313%	23,318,563.00	15,541,616.54	0.00	50,865.63	0.00	0.00	50,865.63	15,541,616.54	0.00%	0.00%
Z	12595BAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595BAV3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
85BD-A	12595BAX9	3.676950%	7,000,000.00	7,000,000.00	0.00	21,448.88	0.00	0.00	21,448.88	7,000,000.00	90.28%	90.28%
85BD-B	12595BBB6	3.676950%	33,000,000.00	33,000,000.00	0.00	101,116.13	0.00	0.00	101,116.13	33,000,000.00	44.44%	44.44%
85BD-C	12595BBD2	3.676950%	32,000,000.00	32,000,000.00	0.00	98,052.00	0.00	0.00	98,052.00	32,000,000.00	0.00%	0.00%
Regular SubTotal			883,055,563.00	665,738,266.27	510,187.02	1,983,155.08	0.00	0.00	2,493,342.10	665,228,079.25

X-A	12595BAF8	1.061526%	651,885,000.00	442,344,649.73	0.00	391,300.33	0.00	0.00	391,300.33	441,834,462.71
X-B	12595BAG6	0.346365%	78,065,000.00	78,065,000.00	0.00	22,532.47	0.00	0.00	22,532.47	78,065,000.00
Notional SubTotal			729,950,000.00	520,409,649.73	0.00	413,832.80	0.00	0.00	413,832.80	519,899,462.71

Deal Distribution Total					510,187.02	2,396,987.88	0.00	0.00	2,907,174.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595BAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595BAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595BAE1	529.98025124	16.75546061	1.40698282	0.00000000	0.00000000	0.00000000	0.00000000	18.16244343	513.22479063
A-3	12595BAC5	903.18177453	0.00000000	2.35322504	0.00000000	0.00000000	0.00000000	0.00000000	2.35322504	903.18177453
A-4	12595BAD3	1,000.00000000	0.00000000	2.82662500	0.00000000	0.00000000	0.00000000	0.00000000	2.82662500	1,000.00000000
A-S	12595BBF7	1,000.00000000	0.00000000	3.01272499	0.00000000	0.00000000	0.00000000	0.00000000	3.01272499	1,000.00000000
B	12595BAH4	1,000.00000000	0.00000000	3.26472494	0.00000000	0.00000000	0.00000000	0.00000000	3.26472494	1,000.00000000
C	12595BAJ0	1,000.00000000	0.00000000	3.55109394	0.00000000	0.00000000	0.00000000	0.00000000	3.55109394	1,000.00000000
D	12595BAK7	1,000.00000000	0.00000000	3.67609395	0.00000000	0.00000000	0.00000000	0.00000000	3.67609395	1,000.00000000
E	12595BAM3	1,000.00000000	0.00000000	3.67609382	0.00000000	0.00000000	0.00000000	0.00000000	3.67609382	1,000.00000000
F	12595BAP6	1,000.00000000	0.00000000	3.67609412	0.00000000	0.00000000	0.00000000	0.00000000	3.67609412	1,000.00000000
NR	12595BAR2	666.49117872	0.00000000	2.18133639	0.26874769	44.56898695	0.00000000	0.00000000	2.18133639	666.49117872
Z	12595BAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595BAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
85BD-A	12595BAX9	1,000.00000000	0.00000000	3.06412571	0.00000000	0.00000000	0.00000000	0.00000000	3.06412571	1,000.00000000
85BD-B	12595BBB6	1,000.00000000	0.00000000	3.06412515	0.00000000	0.00000000	0.00000000	0.00000000	3.06412515	1,000.00000000
85BD-C	12595BBD2	1,000.00000000	0.00000000	3.06412500	0.00000000	0.00000000	0.00000000	0.00000000	3.06412500	1,000.00000000

Notional Certificates
X-A	12595BAF8	678.56239940	0.00000000	0.60025975	0.00000000	0.00000000	0.00000000	0.00000000	0.60025975	677.77976592
X-B	12595BAG6	1,000.00000000	0.00000000	0.28863729	0.00000000	0.00000000	0.00000000	0.00000000	0.28863729	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	42,841.22	0.00	42,841.22	0.00	0.00	0.00	42,841.22	0.00
A-3	09/01/24 - 09/30/24	30	0.00	334,948.64	0.00	334,948.64	0.00	0.00	0.00	334,948.64	0.00
A-4	09/01/24 - 09/30/24	30	0.00	603,498.57	0.00	603,498.57	0.00	0.00	0.00	603,498.57	0.00
X-A	09/01/24 - 09/30/24	30	0.00	391,300.33	0.00	391,300.33	0.00	0.00	0.00	391,300.33	0.00
X-B	09/01/24 - 09/30/24	30	0.00	22,532.47	0.00	22,532.47	0.00	0.00	0.00	22,532.47	0.00
A-S	09/01/24 - 09/30/24	30	0.00	253,511.77	0.00	253,511.77	0.00	0.00	0.00	253,511.77	0.00
B	09/01/24 - 09/30/24	30	0.00	145,632.85	0.00	145,632.85	0.00	0.00	0.00	145,632.85	0.00
C	09/01/24 - 09/30/24	30	0.00	118,808.95	0.00	118,808.95	0.00	0.00	0.00	118,808.95	0.00
D	09/01/24 - 09/30/24	30	0.00	119,259.84	0.00	119,259.84	0.00	0.00	0.00	119,259.84	0.00
E	09/01/24 - 09/30/24	30	0.00	67,081.36	0.00	67,081.36	0.00	0.00	0.00	67,081.36	0.00
F	09/01/24 - 09/30/24	30	0.00	26,089.24	0.00	26,089.24	0.00	0.00	0.00	26,089.24	0.00
NR	09/01/24 - 09/30/24	30	1,029,234.36	57,132.44	0.00	57,132.44	6,266.81	0.00	0.00	50,865.63	1,039,284.73
85BD-A	09/01/24 - 09/30/24	30	0.00	21,448.88	0.00	21,448.88	0.00	0.00	0.00	21,448.88	0.00
85BD-B	09/01/24 - 09/30/24	30	0.00	101,116.13	0.00	101,116.13	0.00	0.00	0.00	101,116.13	0.00
85BD-C	09/01/24 - 09/30/24	30	0.00	98,052.00	0.00	98,052.00	0.00	0.00	0.00	98,052.00	0.00
Totals			1,029,234.36	2,403,254.69	0.00	2,403,254.69	6,266.81	0.00	0.00	2,396,987.88	1,039,284.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595BAA9	N/A	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595BAB7	N/A	163,585,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595BAE1	3.185740%	30,449,000.00	16,137,368.67	510,187.02	42,841.22	0.00	0.00	553,028.24	15,627,181.65
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595BAC5	3.126580%	142,336,000.00	128,555,281.06	0.00	334,948.64	0.00	0.00	334,948.64	128,555,281.06
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595BAF8	1.061526%	651,885,000.00	442,344,649.73	0.00	391,300.33	0.00	0.00	391,300.33	441,834,462.71
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595BAG6	0.346365%	78,065,000.00	78,065,000.00	0.00	22,532.47	0.00	0.00	22,532.47	78,065,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595BAJ0	4.261313%	33,457,000.00	33,457,000.00	0.00	118,808.95	0.00	0.00	118,808.95	33,457,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595BAK7	4.411313%	32,442,000.00	32,442,000.00	0.00	119,259.84	0.00	0.00	119,259.84	32,442,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595BAM3	4.411313%	18,248,000.00	18,248,000.00	0.00	67,081.36	0.00	0.00	67,081.36	18,248,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595BAP6	4.411313%	7,097,000.00	7,097,000.00	0.00	26,089.24	0.00	0.00	26,089.24	7,097,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595BAR2	4.411313%	23,318,563.00	15,541,616.54	0.00	50,865.63	0.00	0.00	50,865.63	15,541,616.54
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-A (Cert)	12595BAX9	3.676950%	7,000,000.00	7,000,000.00	0.00	21,448.88	0.00	0.00	21,448.88	7,000,000.00
85BD-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-B (Cert)	12595BBB6	3.676950%	33,000,000.00	33,000,000.00	0.00	101,116.13	0.00	0.00	101,116.13	33,000,000.00
85BD-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-C (Cert)	12595BBD2	3.676950%	32,000,000.00	32,000,000.00	0.00	98,052.00	0.00	0.00	98,052.00	32,000,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
85BD-C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,613,005,563.00	1,186,147,916.00	510,187.02	2,396,987.88	0.00	0.00	2,907,174.90	1,185,127,541.96
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595BBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595BBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595BBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595BBU4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85A	12595BBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85B	12595BBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85C	12595BBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12595BBW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-85	12595BBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595BBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595BBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595BBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595BBU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85A	12595BBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85B	12595BBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85C	12595BBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	12595BBW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-85	12595BBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 31

	Additional Information
Total Available Distribution Amount (1)	2,907,174.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,407,434.42	Master Servicing Fee	2,833.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,321.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	276.81
ARD Interest	0.00	Operating Advisor Fee	1,296.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	241.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Interest Reserve Withdrawal (Non-Pooled)	0.00	Total Fees	9,259.54
Total Interest Collected	2,407,434.42

Principal		Expenses/Reimbursements
Scheduled Principal	510,187.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,187.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	510,187.02	Total Expenses/Reimbursements	1,187.00

		Interest Reserve Deposit	0.00
		Interest Reserve Deposit (Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,396,987.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	510,187.02
		Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,907,174.90
Total Funds Collected	2,917,621.44	Total Funds Distributed	2,917,621.44

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	592,356,416.61	592,356,416.61	Beginning Certificate Balance	665,738,266.27
(-) Scheduled Principal Collections	510,187.02	510,187.02	(-) Principal Distributions	510,187.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	591,846,229.59	591,846,229.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	592,356,416.63	592,356,416.63	Ending Certificate Balance	665,228,079.25
Ending Actual Collateral Balance	591,846,229.61	591,846,229.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,381,849.66
Beginning Cumulative Advances	0.00	1,381,849.66	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,381,849.66
Ending Cumulative Advances	0.00	1,381,849.66	Net WAC Rate	8.09%
			UC / (OC) Interest	5,079.81
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP	Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP
9,999,999 or less	3	14,759,165.53	2.49%	30	5.0573	1.644668	Unknown	2	35,147,726.75	5.94%	32	3.9631	NAP
10,000,000 to 14,999,999	5	58,459,160.32	9.88%	31	4.8828	2.106492	1.4999 or less	8	174,879,719.75	29.55%	30	4.9711	1.168829
15,000,000 to 19,999,999	6	95,733,252.43	16.18%	32	4.9768	1.387628	1.5000 to 1.7499	5	128,363,051.15	21.69%	32	4.0708	1.593701
20,000,000 to 34,999,999	6	168,550,123.40	28.48%	30	4.4508	1.587975	1.7500 to 1.9999	4	71,643,112.11	12.11%	29	4.7518	1.907043
35,000,000 to 49,999,999	1	37,889,907.91	6.40%	29	4.9800	0.968900	2.0000 to 2.9999	1	10,245,252.30	1.73%	30	4.8300	2.967500
50,000,000 or greater	2	150,000,000.00	25.34%	32	3.5495	2.563060	3.0000 or greater	3	105,112,747.53	17.76%	31	3.6793	3.739583
Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843	Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	66,454,620.00	11.23%	30	4.7043	NAP
							Defeased	9	66,454,620.00	11.23%	30	4.7043	NAP
California	1	31,750,000.00	5.36%	32	4.4500	0.892400
							Industrial	1	17,924,369.25	3.03%	32	5.9000	1.425500
Connecticut	1	12,300,674.98	2.08%	31	4.7800	1.521700
							Lodging	1	37,889,907.91	6.40%	29	4.9800	0.968900
Georgia	4	23,451,988.71	3.96%	30	5.2112	2.044560
							Mixed Use	2	33,748,468.15	5.70%	26	4.6100	1.980700
Indiana	2	2,102,180.59	0.36%	32	5.0100	1.778900
							Multi-Family	19	72,299,717.04	12.22%	32	4.7269	1.836095
Kansas	1	29,642,137.24	5.01%	31	4.8000	1.308800
							Office	9	244,468,948.32	41.31%	31	3.9539	2.342543
Kentucky	2	1,928,833.24	0.33%	32	5.0100	1.778900
							Other	1	25,000,000.00	4.22%	28	3.8800	3.911100
Louisiana	2	8,809,165.53	1.49%	30	5.0623	1.463090
							Retail	8	94,060,198.91	15.89%	31	4.8104	1.472021
Maryland	1	10,112,747.53	1.71%	32	5.0300	3.807600
							Totals	50	591,846,229.59	100.00%	31	4.4276	1.964843
Michigan	2	2,668,998.92	0.45%	32	5.0100	1.778900

Missouri	1	2,816,755.32	0.48%	30	5.0500	1.913500

Nevada	1	15,942,044.32	2.69%	32	5.1000	1.578900

New Jersey	1	14,285,949.45	2.41%	31	4.3430	1.468700

New York	7	245,473,999.99	41.48%	31	3.7715	2.648106

Ohio	11	34,863,158.42	5.89%	30	5.1202	1.353421

Oregon	1	37,889,907.91	6.40%	29	4.9800	0.968900

Pennsylvania	1	30,295,453.50	5.12%	31	4.6900	1.869500

Virginia	1	17,924,369.25	3.03%	32	5.9000	1.425500

Wyoming	1	3,133,244.68	0.53%	30	5.0500	1.913500

Totals	50	591,846,229.59	100.00%	31	4.4276	1.964843

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP	Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP
	3.9999% or less	4	195,000,000.00	32.95%	31	3.5778	2.473008	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	3	61,785,949.45	10.44%	32	4.3921	1.213419	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	159,467,757.78	26.94%	29	4.7801	1.436573	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	6	79,698,997.05	13.47%	31	5.1007	1.790497	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	2	29,438,905.31	4.97%	31	5.7748	1.361706	49 months or greater	23	525,391,609.59	88.77%	31	4.3926	1.844498
	Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843	Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP	Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP
	60 months or less	23	525,391,609.59	88.77%	31	4.3926	1.844498	Interest Only	8	283,174,000.00	47.85%	31	3.8744	2.176719
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	15	242,217,609.59	40.93%	31	4.9984	1.456103
	Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	66,454,620.00	11.23%	30	4.7043	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	433,493,882.84	73.24%	31	4.4528	1.944601
	13 months to 24 months	2	56,750,000.00	9.59%	30	4.1989	2.222224
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	2	35,147,726.75	5.94%	32	3.9631	NAP
	Totals	29	591,846,229.59	100.00%	31	4.4276	1.964843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	308011001	OF	New York	NY	Actual/360	3.413%	199,064.25	0.00	0.00	N/A	06/05/27	--	70,000,000.00	70,000,000.00	10/05/24
1A	308011101				Actual/360	3.413%	56,875.50	0.00	0.00	N/A	06/05/27	--	20,000,000.00	20,000,000.00	10/05/24
2	307771005	OF	New York	NY	Actual/360	3.669%	244,626.67	0.00	0.00	N/A	06/01/27	--	80,000,000.00	80,000,000.00	10/01/24
5	308011005	LO	Portland	OR	Actual/360	4.980%	157,500.81	62,095.19	0.00	N/A	03/06/27	--	37,952,003.10	37,889,907.91	10/06/24
7	307591122	Various New York		NY	Actual/360	4.610%	133,398.03	0.00	0.00	N/A	12/05/26	--	34,724,000.00	34,724,000.00	10/05/24
8	307331011	OF	Allentown	PA	Actual/360	4.690%	59,314.74	28,751.54	0.00	N/A	05/06/27	--	15,176,478.29	15,147,726.75	10/06/24
8A	307331012				Actual/360	4.690%	59,314.74	28,751.54	0.00	N/A	05/06/27	--	15,176,478.29	15,147,726.75	10/06/24
9	307331009	RT	Olathe	KS	Actual/360	4.800%	118,775.51	51,740.73	0.00	N/A	05/06/27	--	29,693,877.97	29,642,137.24	10/06/24
10	333100013	MF	Los Angeles	CA	Actual/360	4.450%	117,739.58	0.00	0.00	N/A	06/05/27	--	31,750,000.00	31,750,000.00	10/05/24
11	307331001	OF	Dublin	OH	Actual/360	5.150%	117,934.40	45,873.47	0.00	N/A	03/06/27	--	27,479,859.63	27,433,986.16	10/06/24
12	308011012	98	New York	NY	Actual/360	3.880%	80,833.33	0.00	0.00	02/06/27	02/06/32	--	25,000,000.00	25,000,000.00	10/06/24
13	308011013	MF	Astoria	NY	Actual/360	3.720%	62,000.00	0.00	0.00	N/A	05/05/27	--	20,000,000.00	20,000,000.00	10/05/24
14	307331021	IN	Alexandria	VA	Actual/360	5.900%	88,277.37	30,349.93	0.00	N/A	06/06/27	--	17,954,719.18	17,924,369.25	10/06/24
15	307331016	RT	Las Vegas	NV	Actual/360	5.100%	67,882.85	30,391.06	0.00	N/A	06/06/27	--	15,972,435.38	15,942,044.32	10/06/24
16	307331017	MF	Various	Various	Actual/360	5.010%	66,181.86	30,556.07	0.00	N/A	06/06/27	--	15,851,941.43	15,821,385.36	10/06/24
18	308011018	RT	Various	Various	Actual/360	4.900%	61,286.22	25,752.96	0.00	N/A	05/06/27	02/06/27	15,008,869.65	14,983,116.69	10/06/24
19	308011019	RT	Port Chester	NY	Actual/360	4.320%	56,700.00	0.00	0.00	N/A	06/05/27	--	15,750,000.00	15,750,000.00	10/05/24
20	308011020	RT	Livingston	NJ	Actual/360	4.343%	51,783.59	22,204.60	0.00	N/A	05/05/27	--	14,308,154.05	14,285,949.45	10/05/24
21	333100010	OF	Shelton	CT	Actual/360	4.780%	49,078.05	20,175.33	0.00	N/A	05/05/27	--	12,320,850.31	12,300,674.98	10/05/24
22	308011022	RT	Moultrie	GA	Actual/360	5.580%	53,639.44	20,826.98	0.00	N/A	03/06/27	--	11,535,363.04	11,514,536.06	10/06/24
23	308011023	IN	Las Vegas	NV	Actual/360	5.280%	47,792.45	20,772.88	0.00	N/A	01/06/27	--	10,861,921.51	10,841,148.63	10/06/24
24	307331003	MF	Chamblee	GA	Actual/360	4.830%	41,319.82	20,541.61	0.00	N/A	04/06/27	--	10,265,793.91	10,245,252.30	10/06/24
25	333100014	MF	Baltimore	MD	Actual/360	5.030%	42,470.90	19,474.61	0.00	N/A	06/05/27	--	10,132,222.14	10,112,747.53	10/05/24
26	308011026	MU	Salt Lake City	UT	Actual/360	5.010%	35,345.94	14,366.61	0.00	N/A	04/01/27	--	8,466,094.12	8,451,727.51	10/01/24
27	308011027	MF	Austin	TX	Actual/360	4.850%	25,561.55	10,189.57	0.00	N/A	03/01/27	--	6,324,506.10	6,314,316.53	10/01/24
28	308011028	OF	Sun City	AZ	Actual/360	5.900%	28,883.32	10,263.69	0.00	N/A	01/06/27	--	5,874,574.33	5,864,310.64	10/06/24
30	307331002	RT	Various	Various	Actual/360	5.050%	25,039.58	0.00	0.00	N/A	04/06/27	--	5,950,000.00	5,950,000.00	10/06/24
31	308011031	OF	Shreveport	LA	Actual/360	5.350%	19,827.13	8,372.76	0.00	N/A	02/06/27	--	4,447,206.44	4,438,833.68	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
32	307331023	MF	Bridge City	LA	Actual/360	4.770%	17,406.79	8,735.89	0.00 N/A	06/06/27	--	4,379,067.74	4,370,331.85	10/06/24
Totals							2,185,854.42	510,187.02	0.00			592,356,416.61	591,846,229.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,488,848.06	11,705,657.95	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	76,147,766.76	35,785,758.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,139,728.86	2,879,932.44	07/01/23	06/30/24	--	0.00	21,325.09	0.00	0.00	0.00	0.00
7	5,076,671.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,400,407.74	3,263,514.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,987,761.73	1,441,857.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,239,732.26	1,011,565.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,786,128.01	2,193,784.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,887,500.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,578,320.11	1,933,126.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,785,895.20	942,597.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,954,498.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,626,770.00	598,813.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,262,043.49	344,715.51	01/01/24	03/31/24	--	0.00	121,885.76	0.00	0.00	0.00	0.00
21	1,370,459.35	640,571.78	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,247,919.43	628,363.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,932,794.00	1,122,695.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,394,624.07	1,351,797.09	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	589,000.00	294,500.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	510,884.00	349,778.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	540,831.10	282,479.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	146,061,084.15	69,659,009.76				0.00	143,210.85	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.427610%	4.410804%	31
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428120%	4.411313%	32
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428586%	4.411777%	33
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429048%	4.412239%	34
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.429550%	4.412740%	35
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.430007%	4.413196%	36
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.430503%	4.413691%	37
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.430954%	4.414141%	38
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.431486%	4.414672%	39
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.431931%	4.415116%	40
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,299,910.96	4.432373%	4.415558%	41
11/17/23	0	0.00	0	0.00	1	15,081,938.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.448797%	4.425829%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		566,846,230	566,846,230	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,000,000	25,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	591,846,230	591,846,230	0	0	0	0
Sep-24	592,356,417	592,356,417	0	0	0	0
Aug-24	592,824,263	592,824,263	0	0	0	0
Jul-24	593,290,096	593,290,096	0	0	0	0
Jun-24	593,794,270	593,794,270	0	0	0	0
May-24	594,255,929	594,255,929	0	0	0	0
Apr-24	594,756,080	594,756,080	0	0	0	0
Mar-24	595,213,601	595,213,601	0	0	0	0
Feb-24	595,750,385	595,750,385	0	0	0	0
Jan-24	596,203,627	596,203,627	0	0	0	0
Dec-23	596,654,919	596,654,919	0	0	0	0
Nov-23	612,227,017	597,145,079	0	0	15,081,938	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308011004	54,000,000.00	5.66000%	54,000,000.00	5.66000%	10	11/12/20	09/04/20	12/11/20
4	308011004	0.00	5.66000%	0.00	5.66000%	10	12/11/20	09/04/20	11/12/20
5	308011005	0.00	4.98000%	0.00	4.98000%	9	12/29/21	12/29/21	--
5	308011005	0.00	4.98000%	0.00	4.98000%	9	04/06/20	12/29/21	03/11/22
19	308011019	0.00	4.32000%	0.00	4.32000%	8	09/29/22	09/29/22	--
20	308011020	0.00	4.34300%	0.00	4.34300%	8	02/28/22	02/28/22	--
Totals		54,000,000.00		54,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	308011017 12/15/23	15,081,938.12	10,200,000.00	11,321,473.37	3,987,238.48	11,321,473.37	7,334,234.89	7,747,703.23	0.00	(25,175.96)	7,772,879.19	46.65%
29	307331022 11/18/21	5,475,425.78	6,900,000.00	6,367,521.77	892,095.99	6,367,521.77	5,475,425.78	0.00	0.00	(431.56)	431.56	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,557,363.90	17,100,000.00	17,688,995.14	4,879,334.47	17,688,995.14	12,809,660.67	7,747,703.23	0.00	(25,607.52)	7,773,310.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	308011017	07/17/24	0.00	0.00	7,772,879.19	0.00	0.00	5,019.00	0.00	0.00	7,772,879.19
		06/17/24	0.00	0.00	7,767,860.19	0.00	0.00	847.50	0.00	0.00
		05/17/24	0.00	0.00	7,767,012.69	0.00	0.00	2,281.00	0.00	0.00
		02/16/24	0.00	0.00	7,764,731.69	0.00	0.00	17,028.46	0.00	0.00
		12/15/23	0.00	0.00	7,747,703.23	0.00	0.00	7,747,703.23	0.00	0.00
29	307331022	03/17/23	0.00	0.00	431.56	0.00	0.00	3,636.20	0.00	0.00	4,067.76
		11/26/21	0.00	0.00	0.00	0.00	0.00	431.56	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,773,310.75	0.00	0.00	7,776,946.95	0.00	0.00	7,776,946.95

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	620.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	567.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,187.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,187.00

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31